Berkshire Hathaway Inc.

1440 Kiewit Plaza
Omaha, Nebraska 68131
Telephone (402) 346-1400
Fax (402) 346-3375

February 28, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re: SEC Filing Fees Account Number — 0001067983

Gentlemen:

Enclosed herewith, pursuant to your Rule 14a-6, is a preliminary copy of the Notice of Annual Meeting of Shareholders of Berkshire Hathaway Inc., Proxy Statement and form of Proxy for the meeting to be held on April 30, 2005. A preliminary proxy statement is being filed because Berkshire Hathaway Inc. shareholders will be asked to vote on two proposed amendments to Berkshire’s Restated Certificate of Incorporation at the Annual Meeting of Shareholders to be held on April 30, 2005. It is currently our intention to mail the definitive proxy statement and form of proxy to Berkshire Hathaway Inc. shareholders on or about March 18, 2005.

This filing is made by direct transmission to the Commission’s EDGAR System.

If you have any questions concerning the enclosed material or require additional information, please telephone the undersigned collect at (402) 978-5423.

Yours truly,

BERKSHIRE HATHAWAY INC.

/s/ Marc D. Hamburg

Marc D. Hamburg
Vice President

MDH/es
Enclosure